RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Research and Development [Abstract]
Schedule of Research And Development Expenses [Table Text Block]
	Year ended December 31
	2016	2015	2014
	US Dollars

Salaries and related expenses	136,578	166,849	215,315
Stock-based compensation	48,056	-	-
Professional fees	56,377	53,750	75,566
Laboratory and materials	124,748	50,858	18,828
Patent expenses	24,956	51,846	24,292
Royalties (*)	50,000	35,000	-
Depreciation	20,526	11,369	434
Travel expenses	19,419	-	2,039
Insurance and other expenses	3,293	4,351	-
	483,953	374,023	336,474
Less: Grants from the OCS and others	(166,046)	-	-
	317,907	374,023	336,474
(*) liability for minimum royalties - see Note 9B.